ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative) - USD ($)		4 Months Ended	5 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Mar. 02, 2017	Feb. 28, 2017	Jul. 31, 2017	Oct. 31, 2017	Jul. 31, 2018	Oct. 31, 2016	Oct. 31, 2016
Accumulated deficit				$ (314,061)	$ (408,100)	$ (197,311)	$ (197,311)
Net income (loss)			$ (84,176)	$ (79,822)	$ (94,040)	(197,311)
Predecessor [Member]
Accumulated deficit						$ (86,940)	(86,940)
Net income (loss)		$ (66,941)					$ 2,149
Taylor Brothers Holdings, Inc. [Member]
Revenue, percentage	100.00%
Monthly fee	$ 2,000